Note Payable PPP - Schedule of Future Note Payable Loan Maturities (Details) - Term Note [Member] - PPP Loan [Member]	Dec. 31, 2020 USD ($)
2021	$ 14,600
2022	4,700
Note Payable	$ 19,300